UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INTERMEDIATE

MATURITY NEW YORK MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2007

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited)	August 31, 2007

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 104.6%
Education - 27.5%
$710,000	Hempstead Town, NY, IDA Civic Facility Revenue, Adelphi University, 5.250% due 2/1/14	$735,020
	Nassau County, NY, IDA Civic Facility Revenue, Hofstra University Project, MBIA-Insured:
1,250,000	5.250% due 7/1/13	1,348,550
2,000,000	5.250% due 7/1/14	2,172,740
	New York State Dormitory Authority Revenue:
2,400,000	City University Refunding, Series C, AMBAC/TCRS-Insured, 5.750% due 7/1/12	2,508,288
2,000,000	City University Systems, Second Generation, Series A, FGIC-Insured, 5.000% due 7/1/16	2,056,440
1,370,000	NYSARC Inc., Series A, FSA-Insured, 5.000% due 7/1/12	1,437,431
3,500,000	Series B, 5.250% due 11/15/23 (a)	3,706,850
500,000	Siena College, MBIA-Insured, 5.000% due 7/1/10	518,465
	St. Johns University, Series A, MBIA-Insured:
1,500,000	5.000% due 7/1/18	1,596,930
1,000,000	5.000% due 7/1/19	1,057,180
1,200,000	5.000% due 7/1/20	1,261,740
1,000,000	5.000% due 7/1/21	1,047,370
1,100,000	St. Thomas Aquinas, Radian-Insured, 5.000% due 7/1/14	1,114,938
2,000,000	Third General Resolution, Series A, MBIA/IBC-Insured, 5.250% due 11/15/12	2,148,100
725,000	Yeshiva University, AMBAC-Insured, 5.375% due 7/1/15	764,962
	Troy, NY, IDA Civic Facility Revenue, Rensselaer Polytechnic Institute, Series A:
1,150,000	5.500% due 9/1/11	1,219,978
1,100,000	5.500% due 9/1/12	1,179,090
1,000,000	5.500% due 9/1/13	1,068,630

	Total Education	26,942,702

Escrowed to Maturity - 1.6%
640,000	New York State Dormitory Authority Revenue, New York Law School, AMBAC-Insured, 5.200% due 7/1/08 (b)	648,448
605,000	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revenue, Series F, 5.250% due 6/15/14 (b)	618,485
240,000	Suffolk County, NY, Water Authority, Waterworks Revenue, Senior Lien, MBIA-Insured, 5.100% due 6/1/09 (b)	246,125

	Total Escrowed to Maturity	1,513,058

Finance - 6.7%
	Municipal Assistance Corp. for the City of Troy, NY:
1,990,000	Capital Appreciation, Series B, MBIA-Insured, zero coupon bond to yield 5.690% due 1/15/19	1,205,622
1,080,000	Series A, MBIA-Insured, 5.000% due 1/15/08	1,084,903
	New York City, NY, TFA Revenue, Future Tax Secured:
1,450,000	Series A, 4.750% due 11/15/16	1,485,452
1,600,000	Series B, MBIA-Insured, 5.250% due 5/1/12	1,707,200
1,000,000	Series C, 5.375% due 2/1/15	1,056,980

	Total Finance	6,540,157

General Obligation - 15.4%
1,540,000	Buffalo, NY, GO, School, Series B, FSA-Insured, 4.750% due 2/1/16	1,579,301
1,000,000	Erie County, NY, GO, Public Improvement, Series A, FGIC-Insured, 5.750% due 10/1/11	1,051,000
860,000	Huntington Union Free School District, GO, FGIC-Insured, 5.500% due 7/15/11	917,095

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

FACE AMOUNT	SECURITY	VALUE
General Obligation - 15.4% (continued)
$1,000,000	Monroe County, NY, GO, Public Improvement, 6.000% due 3/1/18	$1,132,370
1,000,000	Nassau County, NY, GO, Combined Sewer Districts, Series E, MBIA-Insured, 5.400% due 5/1/10	1,043,340
1,340,000	New York State Thruway Authority, General Revenue, Series E, Unrefunded Balance, 5.000% due 1/1/16	1,358,036
435,000	Niagara County, NY, GO, Environmental Infrastructure, Series A, MBIA-Insured, 5.250% due 8/15/13	467,790
275,000	North Hempstead, NY, GO, 5.000% due 5/15/12	290,263
630,000	Nyack, NY, GO, Union Free School District, FGIC-Insured, 5.250% due 12/15/15	688,237
	Pulaski, Central School District, NY, GO, FGIC-Insured:
445,000	5.000% due 6/15/11	466,155
780,000	5.000% due 6/15/12	823,992
1,880,000	Suffolk County, NY, GO, Public Improvement, Series A, MBIA-Insured, 5.250% due 4/1/13	1,999,869
	Yonkers, NY, GO, FGIC-Insured:
1,125,000	Series A, 5.000% due 9/1/14	1,141,875
2,050,000	Series C, 5.000% due 6/1/15	2,118,163

	Total General Obligation	15,077,486

Government Facilities - 2.0%
1,900,000	New York State Urban Development Corp. Revenue, Correctional Facilities, Series A, 6.500% due 1/1/09	1,968,400

Healthcare - 1.6%
1,500,000	New York State Dormitory Authority Lease Revenue, Municipal Health Facilities Improvement Program, Series 1, FSA-Insured, 5.500% due 1/15/14	1,587,930

Hospitals - 5.9%
	New York State Dormitory Authority Revenue:
4,555,000	FHA of New York & Presbyterian Hopsital, FSA-Insured, 5.250% due 2/15/25	4,712,740
1,000,000	Mental Health Services Facilities Improvement, Series B, 6.000% due 2/15/12	1,086,610

	Total Hospitals	5,799,350

Industrial Development - 1.0%
1,000,000	Port Authority of New York & New Jersey Special Obligation Revenue, Fourth Installment, Special Project, KIAC-4, 6.750% due 10/1/11 (c)	1,010,980

Life Care Systems - 1.0%
1,000,000	Syracuse, NY, IDA Civic Facility Revenue, Crouse Health Inc., Project, LOC-Bank of America, 5.000% due 1/1/10	1,004,500

Miscellaneous - 7.0%
1,090,000	Albany, NY, Parking Authority Revenue, Series B, 5.250% due 10/15/12	1,116,901
500,000	Capital District Youth Center, Lease Revenue, LOC-KeyBank NA, 6.000% due 2/1/17	503,940
1,100,000	Municipal Assistance Corp. for the City of Troy, NY, Series A, MBIA-Insured, 5.000% due 1/15/16	1,113,134
1,395,000	Suffolk County, NY, Judicial Facilities Agency, Service Agreement Revenue, John P. Cohalan Complex, AMBAC-Insured, 5.750% due 10/15/11	1,468,028
	Virgin Islands Public Finance Authority Revenue, Senior Lien, Series A:
1,580,000	5.300% due 10/1/11	1,617,778
1,000,000	5.500% due 10/1/13	1,024,720

	Total Miscellaneous	6,844,501

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

FACE AMOUNT	SECURITY	VALUE
Pollution Control - 0.8%
$750,000	Essex County, NY, IDA, PCR, International Paper Co. Project, Series C, 5.700% due 7/1/16 (c)	$783,218

Pre-Refunded - 3.4%
1,000,000	Long Island Power Authority, Electric System Revenue, Series A, FSA-Insured, Call 6/1/08 @ 101, 5.000% due 12/1/15 (d)	1,020,170
	New York State Thruway Authority:
205,000	General Revenue, Series E, Call 1/1/08 @ 101, 5.000% due 1/1/16 (d)	207,954
1,000,000	Highway & Bridge Transportation Fund, Series A, FGIC-Insured, Call 4/1/11 @ 101, 5.500% due 4/1/16 (d)	1,071,930
355,000	New York State Urban Development Corp., Correctional and Youth Facilities, Series A, Call 1/1/11 @ 100, 5.500% due 1/1/17 (d)	374,557
605,000	Onondaga County, NY, IDA, Syracuse Home Association Project, LOC-HSBC Bank (USA) Inc., Call 12/1/08 @ 102, 5.000% due 12/1/13 (d)	626,720

	Total Pre-Refunded	3,301,331

Public Facilities - 5.0%
4,645,000	New York State Urban Development Corp., Correctional and Youth Facilities, Unrefunded Balance, Series A, 5.500% due 1/1/17	4,887,516

Transportation - 14.2%
	Metropolitan Transportation Authority of New York:
1,500,000	Series A, 5.500% due 1/1/15	1,642,500
	Service Contract, Series A:
3,000,000	FGIC-Insured, 5.250% due 11/15/11	3,189,750
2,000,000	FSA-Insured, 5.500% due 11/15/13	2,165,640
	New York State Thruway Authority:
1,500,000	Highway & Bridge Transportation Fund, Series B, MBIA-Insured, 5.250% due 4/1/11	1,581,720
1,000,000	State Personal Income Tax Revenue, Series A, 5.000% due 3/15/19	1,060,710
1,600,000	Niagara Falls, Bridge Commission Toll Revenue, Series B, FGIC-Insured, 5.250% due 10/1/15	1,711,072
415,000	Port Authority of New York & New Jersey Special Obligation Revenue, Special Project, JFK International Airport Terminal 6, MBIA-Insured, 6.250% due 12/1/10 (c)	442,290
2,000,000	Triborough Bridge & Tunnel Authority New York Revenue, General Purpose, Series A, 5.250% due 1/1/14	2,111,220

	Total Transportation	13,904,902

Utilities - 4.8%
	Long Island Power Authority, Electric System Revenue:
2,000,000	MBIA-Insured, 5.250% due 4/1/10	2,038,180
2,500,000	Series B, 5.250% due 6/1/13	2,675,875

	Total Utilities	4,714,055

Water & Sewer - 6.7%
3,250,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series D, MBIA-Insured, 5.000% due 6/15/15	3,310,483
	New York State Environmental Facilities Corp., State Clean Water & Drinking:
1,900,000	Revolving Funds, Series C, 5.250% due 6/15/14	2,002,828
395,000	Second Resources, Series F, Unrefunded Balance, 5.250% due 6/15/14	403,496
760,000	Suffolk County, NY, Water Authority, Waterworks Revenue, Unrefunded Balance, Senior Lien, MBIA-Insured, 5.100% due 6/1/09	778,491

	Total Water & Sewer	6,495,298

	TOTAL INVESTMENTS - 104.6% (Cost - $99,434,714#)	102,375,384
	Liabilities in Excess of Other Assets - (4.6)%	(4,458,271)

	TOTAL NET ASSETS - 100.0%	$97,917,113

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance
GO	— General Obligation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
PCR	— Pollution Control Revenue
Radian	— Radian Assets Assurance
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

Ratings Table† August 31, 2007 (unaudited)

S&P/Moody’s**

AAA/Aaa	66.6%
AA/Aa	19.7
A	7.2
BBB/Baa	5.5
NR	1.0

100.0%

†	As a Percent of Total Investments
**	S&P primary rating; Moody’s secondary.

See pages 5 and 6 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate non-diversified investment fund of the Legg Mason Partners Investment Trust, a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,174,440
Gross unrealized depreciation	(233,770)

Net unrealized appreciation	$2,940,670

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 29, 2007

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	October 29, 2007